Analysis of Net Debt - Reconciliation of Opening to Closing Net Debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Beginning Balance	€ (5,297)	€ (6,618)	€ (2,492)
Debt in acquired companies (note 31)	(12)	(3)	(175)
Debt in disposed companies			20
Increase in interest-bearing loans, borrowings and finance leases	(1,010)	(600)	(5,633)
Net cash flow arising from derivative financial instruments	(169)	5	(47)
Repayment of interest-bearing loans, borrowings and finance leases	343	2,015	2,744
Decrease in cash and cash equivalents	(153)	(127)	(897)
Mark-to-market adjustment	9	21	(1)
Translation adjustment	493	10	(137)
Ending balance	€ (5,796)	€ (5,297)	€ (6,618)